111 Huntington Ave., Boston, Massachusetts 02199

Phone 617-954-5000

June 28, 2023

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MFS® Series Trust XII (the “Trust”), (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® Income Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2040 Fund, MFS® Lifetime® 2045 Fund, MFS® Lifetime® 2050 Fund, MFS® Lifetime® 2055 Fund, MFS® Lifetime® 2060 Fund, and MFS® Lifetime® 2065 Fund (the “Funds”); Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 73 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 72.

This Amendment, which will become effective August 28, 2023, is being filed for the purpose of updating the Funds’ strategy information and, in connection therewith, making certain other changes.

Please note that the references “TBU in 485(b)” and “report does not exist”, which appear in the Prospectuses for the Funds and the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Monday, August 7, 2023, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Connor Sheridan at (617) 954-6635.

Sincerely,

Susan A. Pereira
Susan A. Pereira
Vice President and Managing Counsel

SAP/ada

enclosure